Other Gains and Losses	12 Months Ended
Dec. 31, 2017
Disclosure of other gains and losses [Abstract]
Disclosure of other gains and losses [Text Block]
31.	Other Gains and Losses

	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Foreign exchange gains (losses), net	$(1,364,929)	770,325	537,248
Gains (losses) on valuation of financial assets (liabilities) measured at fair value through profit or loss, net	1,646,034	(411,437)	939,117
Gains (losses) on disposals of investments and financial assets, net	42,788	(333,858)	(10,618)
Gains on disposals of property, plant and equipment, net	330,814	24,278	585,196
Impairment losses on assets	(1,046,668)	(34,733)	(7,026,226)
Litigation losses and others	(584,599)	(940,248)	(5,003,037)
	$(976,560)	(925,673)	(9,978,320)